Commitments	12 Months Ended
Jan. 31, 2012
Commitments [Text Block]

NOTE 11 – Commitments

We are required to perform annual assessment work in order to maintain the Big Chunk and Bonanza Hills Alaska State mining claims. If annual assessment work is not performed the Company must pay the assessment amount in cash in order to maintain the claims. Completion of annual assessment work in the amount of $400 per ¼ section (160 acre) claim or $100 per ¼ -¼ section (40 acre) claim extends the claims for a one-year period from the staking of claims. Assessment work performed in excess of the required amount may be carried forward for up to four years to satisfy future obligations. The Company estimates that the required annual assessments to maintain the claims will be approximately $260,600. Sufficient cash in lieu assessment work has been paid for Big Chunk to maintain the claims until August 31, 2012.

The annual state rentals for the Big Chunk and Bonanza Hills Alaska State mining claims vary from $70 to $280 per mineral claim. The rental period begins at noon September 1 st through the following September 1 st and annual rental payments are due on November 30 th of each year. The rentals of $164,600 to extend the Big Chunk claims through September 1, 2012 were paid in November 2011. The rentals of $15,800 to extend the Bonanza Hills claims through September 1, 2012 have not been paid. The estimated state rentals due by November 30, 2012 for the period from September 1, 2012 through September 1, 2013 are $182,000. Alaska State production royalty is three percent of net income. State law prescribes that after a 3.5 -year exemption from state taxes a metal mine is liable for a 15% state licensing tax on net income from the mine.

We are required to pay annual rentals for our Federal lode mining claims for the North Pipes project in the State of Arizona. The rental period begins at noon on September 1 st through the following September 1 st and rental payments are due by the first day of the rental period. The annual rentals are $140 per claim. The rentals of $60,340 for the period from September 1, 2011 to September 1, 2012 have been paid. The rentals due by September 1, 2012 for the period from September 1, 2012 through September 1, 2013 of $60,340 have not been paid.

We are required to pay annual rentals for our Federal lode mining claims for our East Silver Bell project in the State of Arizona. The rental period begins at noon on September 1 st through the following September 1 st and rental payments are due by the first day of the rental period. The annual rental is $140 per claim. The rentals of $3,640 for the period from September 1, 2011 to September 1, 2012 have been paid. The annual rentals due by September 1, 2012 of $3,640 are required to maintain the East Silver Bell claims are for the period from September 1, 2012 through September 1, 2013. There is no requirement for annual assessment or exploration work on the Federal lode mining claims. There are no royalties associated with the Federal lode mining claims.

We are required to pay annual rentals for our Federal lode mining claims for the Tombstone project in the State of Arizona. The rental period begins at noon on September 1 st through the following September 1 st and rental payments are due by the first day of the rental period. The annual rentals are $140 per claim. The rentals and initial filing fees of $17,094 for the period from September 1, 2011 to September 1, 2012 have been paid. The rentals due by September 1, 2012 for the period from September 1, 2012 through September 1, 2013 of $13,365 have not been paid.

We are required to pay annual rentals for our Arizona State Land Department Mineral Exploration Permits (“AZ MEP”) at our Tombstone project in the State of Arizona. AZ MEP permits are valid for 1 year and renewable for up to 5 years. The rental fee is $2.00 per acre for the first year, which includes the second year, and $1.00 per acre per year for years three through five. The minimum work expenditure requirements are $10 per acre per year for years one and two and $20 per acre per year for years three through five. If the minimum work expenditure requirement is not met the applicant can pay the equal amount in fees to the Arizona State Land Department to keep the AZ MEP permits current. The rental period begins on September 30 th through the following September 29 th and rental payments are due by the first day of the rental period. We hold AZ MEP permits for 4,126.9 acres at our Tombstone project. We paid initial rental fees from the date of application through September 29, 2012 of $8,254. Required minimum work expenditures for the period ended September 29, 2012 are $41,269. The annual rentals due by September 30, 2012 to maintain the AZ MEP permits are $4,127.

On September 7, 2011 we entered into a letter agreement with Sagebrush Gold Ltd. to form a joint venture agreement. Under the terms of the letter agreement, all the uranium properties held by Sagebrush and Liberty Star will be transferred to a new corporation in exchange for shares of the new corporation. The reorganization was not completed by the deadline of December 31, 2011 resulting in the letter agreement terminating on December 31, 2011.

In December 2010 we entered into a 12 month non-cancellable operating lease for office space. In December 2011 the lease was extended for an additional one year term. The lease calls for monthly payments of rent plus sales tax of $2,280. We recognized rent expense of $27,357 during the year ended January 31, 2012 pursuant to this lease. Future minimum lease payments pursuant to this lease total $25,077 payable during the fiscal year ending January 31, 2013.

In June 2011 we entered into a two year non-cancellable operating lease for warehouse space in Tucson, Arizona. The lease calls for monthly payments of rent plus sales tax of $3,550. We have the option to extend the lease for one additional two year term at current market rates. We recognized rent expense of $28,400 during the year ended January 31, 2012 pursuant to this lease. Future minimum lease payments pursuant to this lease total $42,600 payable during the year ended January 31, 2013 and $14,200 payable during the year ended January 31, 2014.